June 17, 2022

Healthcare & Life ScienceS FUND

ETAHX Class A Shares ETCHX Class C Shares

ETNHX Class N Shares ETIHX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2021. This Supplement supersedes and replaces the Supplement to the Summary Prospectus dated January 3, 2022.

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Dr. Joy Ghosh is no longer a Portfolio Manager of the Fund.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.